Redeemable Preferred Stock (Details) (USD $)	3 Months Ended		12 Months Ended						12 Months Ended				12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Jan. 02, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Mar. 31, 2013 Series B Preferred Stock [Member]	Jan. 02, 2011 Series B Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock	Mar. 31, 2013 Series C Preferred Stock	Dec. 31, 2010 Series C Preferred Stock	Jan. 31, 2013 Series D Preferred Stock [Member]	Mar. 31, 2013 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Jan. 02, 2011 Series D Preferred Stock [Member]	Mar. 31, 2013 Series E Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2010 Series E Preferred Stock [Member]	Dec. 31, 2012 Series F Preferred Stock [Member]	Mar. 31, 2013 Series F Preferred Stock [Member]	Dec. 31, 2010 Series F Preferred Stock [Member]	Dec. 31, 2012 Series H Preferred Stock [Member]	Mar. 31, 2013 Series H Preferred Stock [Member]	Dec. 31, 2010 Series H Preferred Stock [Member]	Dec. 31, 2012 Series I Preferred Stock [Member]	Mar. 31, 2013 Series I Preferred Stock [Member]	Dec. 31, 2010 Series I Preferred Stock [Member]
Summary of the transactions related to the companys preferred stock
Beginning Balance						$ 499,921			$ 15,000		$ 2,216,760			$ 1,500,000		$ 605,872	$ 605,872	$ 605,872			$ 2,575,000				$ 3,575,000			$ 1,425,000			$ 4,187,151
Beginning Balance, Shares						40,000			15,000		37,500			1,500		608	608	608			2,575				4,150			1,425			4,500
Issuance in settlement of debt obligation	425,243		153,216	25,000															605,872
Issuance in settlement of debt obligation, Shares																			608
Issuance pursuant to private placement									1,585,000	15,000			1,500,000								300,000	2,575,000					1,425,000
Issuance pursuant to private placement, Shares									16,021	15,000			1,500								300	2,575					1,425
Issuance pursuant to unpaid 2012 salary																		352,344
Issuance pursuant to unpaid 2012 salary, Shares																		400
Issuance from conversion of debt and interest									616,760
Issuance from conversion of debt and interest, Shares									6,479
Conversion of Series E shares into Series B shares, Value
Conversion of Series E shares into Series B shares
Conversion of preferred shares into common shares, Value																	(565,660)	(352,344)
Conversion of preferred shares into common shares																566	(566)	(400)
Issuance pursuant to private acquisition					499,921																			3,575,000						4,187,151
Issuance pursuant to private acquisition, Shares					40,000																			4,150						4,500
Balance					$ 499,921	$ 499,921			$ 2,216,760	$ 15,000	$ 2,216,760		$ 1,500,000	$ 1,500,000			$ 40,212	$ 605,872	$ 605,872		$ 2,875,000	$ 2,575,000		$ 3,575,000	$ 3,575,000		$ 1,425,000	$ 1,425,000		$ 4,187,151	$ 4,187,151
Balance, Shares					40,000	40,000			37,500	15,000	37,500		1,500	1,500			42	608	608		2,875	2,575		3,575	4,150		1,425	1,425		4,500	4,500